Condensed Balance Sheets (unaudited) (Quarterly) - USD ($)	Dec. 31, 2021	Mar. 31, 2021
Current Assets
Cash and cash equivalents	$ 63,304	$ 0
Due from shareholder	114,357	35,632
TOTAL ASSETS	177,661	35,632
Current Liabilities
Accounts payable and accrued expenses	231,800	0
Total liabilities	231,800	0
Commitments and contingencies	0	0
Stockholders’ Deficit
Common stock par value $0.0001: 700,000,000 shares authorized; 283,893,944 shares issued and outstanding, respectively	28,390	28,390
Additional paid-in capital	8,747,589	8,747,589
Stock subscription receivable	(1,035,000)	(1,035,000)
Accumulated deficit	(7,795,118)	(7,705,347)
Total stockholders' equity	(54,139)	35,632
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 177,661	$ 35,632